RIGHT-OF-USE ASSETS	12 Months Ended
Dec. 31, 2025
RIGHT-OF-USE ASSETS
RIGHT-OF-USE ASSETS

14.RIGHT-OF-USE ASSETS

Leased
properties
USD’000
At December 31, 2024
Carrying amount	185,514
At December 31, 2025
Carrying amount	204,180
For the year ended December 31, 2023
Depreciation charge	35,709
Reversal of impairment loss recognized in profit or loss	(3,916)
For the year ended December 31, 2024
Depreciation charge	36,910
Reversal of impairment loss recognized in profit or loss	(2,355)
For the year ended December 31, 2025
Depreciation charge	38,902
Impairment loss recognized in profit or loss	766

Details of impairment assessment of right-of-use assets are set out in Note 13.

	2023	2024	2025
	USD’000	USD’000	USD’000
Amount recognized in profit or loss:
Expense relating to short-term leases	448	2,307	2,928
Variable lease payments not included in the measurement of lease liabilities	3,420	4,005	4,070
Other movements:
Total cash outflow for leases (Note)	47,293	49,848	58,033
Additions to right-of-use assets	23,420	56,896	43,740
Derecognition of right-of-use assets arising from
lease termination	(24,076)	(7,272)	(903)
Remeasurement of provision for restoration	—	3,850	467
(Decrease) Increase due to the modification of leases	(1,310)	6,781	10,184

Note:

During the years ended December 31, 2024 and 2025, the amount includes payments of principal and interest portion of lease liabilities of USD43,536,000 and USD51,035,000 respectively which are presented in financing cash flows and payment of variable lease payments and short-term leases of USD6,312,000 and USD6,998,000 respectively which are presented in operating cash flows.

During the years ended December 31, 2024 and 2025, the Group leases various premises for its operations. Lease contracts are entered into for fixed terms of 12 months to 20 years, but may have termination options as described below. Lease terms are negotiated on an individual basis and contain a wide range of different terms and conditions. In determining the lease term and assessing the length of the non-cancellable period, the Group applies the definition of a contract and determines the period for which the contract is enforceable.

Variable lease payments

Leases of restaurants are either with only fixed lease payments or contain variable lease payment that are based on 0.25% to 8.0%, 0.3% to 10.0% and 0.3% to 10.0% of sales with minimum annual lease payments that are fixed over the lease term for the years ended December 31, 2023, 2024 and 2025 respectively. The payment terms are common in restaurants in the countries and areas where the Group operates. The amounts of fixed and variable lease payments paid to relevant lessors for the years ended December 31, 2023, 2024 and 2025 are as follows:

For the year ended December 31, 2023

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	6	352	—	352
Leases without variable lease payments	193	21,135	—	21,135
Leases with variable lease payments	61	22,386	3,420	25,806
Total	260	43,873	3,420	47,293

For the year ended December 31, 2024

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	10	457	—	457
Leases without variable lease payments	225	25,298	—	25,298
Leases with variable lease payments	72	20,088	4,005	24,093
Total	307	45,843	4,005	49,848

For the year ended December 31, 2025

	Number	Fixed	Variable	Total
	of leases	payments	payments	payments
		USD’000	USD’000	USD’000
Office premises without variable lease payments	11	514	—	514
Leases without variable lease payments	284	27,850	—	27,850
Leases with variable lease payments	79	25,599	4,070	29,669
Total	374	53,963	4,070	58,033

The overall financial effect of using variable payment terms is that higher rental costs are incurred by stores with higher sales. Variable rental expenses are expected to continue to represent a similar proportion of store sales in future years.

Termination options

The Group has termination options in a number of leases for restaurants. These are used to maximize operational flexibility in terms of managing the assets used in the Group’s operations. The majority of termination options held are exercisable only by the Group and not by the respective lessors.

The Group assessed at the lease commencement date and concluded it is reasonably certain not to exercise the termination options. In addition, the Group reassesses whether it is reasonably certain not to exercise a termination option, upon the occurrence of either a significant event or a significant change in circumstances that is within the control of the lessee.

During the years ended December 31, 2024 and 2025, the Group decided to discontinue the operations of certain restaurants before the expiry of original lease terms of those restaurants. As a result, the Group is reasonably certain to exercise the termination option stipulated in the lease agreements for the relevant restaurants, and lease liabilities and right-of-use assets have been adjusted to reflect the shorter lease term. Any differences will be recognized in profit and loss as provision for early termination.

Restrictions or covenants on leases

Lease liabilities of USD228,801,000 (2024: USD212,626,000) are recognized with related right-of-use assets of USD204,180,000 (2024: USD185,514,000) as at year end. The lease agreements do not impose any covenants other than the security deposits that are held by the lessor. Leased assets may not be used as security for borrowing purposes.

Leases committed

As at December 31, 2024 and 2025, the Group has entered into new leases for several restaurants that have yet to commence, with average non-cancellable period ranging from 3 to 16 years (2024: 3 to 5 years), the total future undiscounted cash flows over the non-cancellable period amounted to USD1,192,000 and USD45,464,000 as at December 31, 2024 and 2025, respectively.